General information (Details)	12 Months Ended
Dec. 31, 2013 drilling_unit
Schedule of Equity Method Investments [Line Items]
Number of offshore drilling units owned by the Company	45
Number of offshore drilling units under construction	24
Percentage of voting control for certain variable interest entities (in hundredths)	50.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	50.00%